Bank loan (Details) - Short-term bank loan - CNY (¥) ¥ in Thousands	Oct. 09, 2015	Aug. 25, 2014
Bank loan
Amount borrowed	¥ 60,000	¥ 60,000
Term of the loan	1 year	1 year
Monthly fixed interest rate (as a percent)	0.46%	0.60%